UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kent P. Barnes, Secretary

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 10th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6511

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Item 1. Reports to Stockholders.

(a)

Roundhill ETFs

Roundhill BITKRAFT Esports & Digital Entertainment ETF (NERD)

Roundhill Sports Betting & iGaming ETF (BETZ)

Roundhill Ball Metaverse ETF (METV)

Roundhill IO Digital Infrastructure ETF (BYTE)

Roundhill MEME ETF (MEME)

Roundhill Cannabis ETF (WEED)

SEMI-ANNUAL REPORT

June 30, 2022

(Unaudited)

Roundhill ETFs

Table of Contents

(Unaudited)

Schedule of Investments	2
Statements of Assets and Liabilities	14
Statements of Operations	16
Statements of Changes in Net Assets	18
Financial Highlights	24
Notes to Financial Statements	28
Board Consideration and Approval of Advisory and Sub-Advisory Agreements	42
Shareholder Expense Example	50
Supplemental Information	52
Review of Liquidity Risk Management Program	54

Roundhill BITKRAFT Esports & Digital Entertainment ETF

Schedule of Investments

June 30, 2022 (Unaudited)

Description	Shares	Value
COMMON STOCKS — 99.7%
Computers — 13.1%
Asustek Computer, Inc. (b)	72,087	$752,788
Corsair Gaming, Inc. (a)(e)	126,302	1,658,345
Guillemot Corp. (b)	31,988	377,891
Keywords Studios PLC (b)	28,159	750,296
Logitech International SA (b)	15,093	786,220
		4,325,540
Electronics — 5.1%
Micro-Star International Co., Ltd. (b)	179,942	686,883
Turtle Beach Corp. (a)	82,679	1,011,164
		1,698,047
Internet — 13.1%
AfreecaTV Co., Ltd. (b)	14,526	896,128
NCSoft Corp. (b)	2,332	627,722
Sea, Ltd. - ADR (a)(b)	16,836	1,125,655
Tencent Holdings, Ltd. (b)	37,100	1,675,586
		4,325,091
Semiconductors — 2.3%
NVIDIA Corp.	5,066	767,955

Software — 63.7% (d)
Activision Blizzard, Inc.	23,855	1,857,350
Bilibili, Inc. - ADR (a)(b)(e)	50,614	1,295,718
Capcom Co., Ltd. (b)	31,300	759,144
CD Projekt SA (b)	40,112	853,658
Com2uS Corp. (b)	12,457	687,898
DeNA Co., Ltd. (b)	59,200	823,148
DouYu International Holdings, Ltd. - ADR (a)(b)	1,550,772	1,860,926
Electronic Arts, Inc.	9,234	1,123,316
Enthusiast Gaming Holdings, Inc. (a)(b)(e)	575,265	1,137,196
HUYA, Inc. - ADR (a)(b)(e)	445,847	1,729,886
Konami Holdings Corp. (b)	12,700	702,050
Krafton, Inc. (a)(b)	8,808	1,485,638
NetEase, Inc. - ADR (b)	11,732	1,095,300
Nexon Co., Ltd. (b)	33,700	689,107
Skillz, Inc. (a)(e)	843,209	1,045,579
Software (Continued)
Square Enix Holdings Co., Ltd. (b)	17,600	$778,595
Take-Two Interactive Software, Inc. (a)	9,651	1,182,537
Ubisoft Entertainment SA (a)(b)	25,629	1,122,657
Unity Software, Inc. (a)	23,075	849,621
		21,079,324
Toys/Games/Hobbies — 2.4%
Nintendo Co., Ltd. (b)	1,800	777,476

TOTAL COMMON STOCKS (Cost $60,828,380)		32,973,433

SHORT-TERM INVESTMENTS — 0.3%
Money Market Fund — 0.3%
First American Government Obligations Fund, Class X, 1.29% (c)	96,053	96,053
TOTAL SHORT-TERM INVESTMENTS (Cost $96,053)

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 17.2%
First American Government Obligations Fund, Class X, 1.29% (c)	5,693,883	5,693,883
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,693,883)

TOTAL INVESTMENTS (Cost $66,618,316) — 117.2%		38,763,369
Other assets and liabilities, net — (17.2)%		(5,682,069)
NET ASSETS — 100.0%		$33,081,300

ADR American Depositary Receipt

PLC Public Limited Company

(a)	Non-income producing security.

(b)	Foreign issued security, or represents a foreign issued security.

(c)	The rate shown is the annualized seven-day yield at period end.

(d)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

(e)	All or a portion of this security is on loan as of June 30, 2022. The market values of securities out on loan is $5,149,914

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.

Roundhill BITKRAFT Esports & Digital Entertainment ETF

Schedule of Investments

June 30, 2022 (Unaudited) (Continued)

COUNTRY	Percentage of Net Assets
United States	28.7%
Cayman Islands	26.5%
Japan	13.7%
Republic of Korea	11.2%
France	4.5%
Taiwan	4.4%
Canada	3.4%
Poland	2.6%
Switzerland	2.4%
United Kingdom	2.3%
Total Country	99.7%
SHORT-TERM INVESTMENTS	0.3%
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING	17.2%
TOTAL INVESTMENTS	117.2%
Other assets and liabilities, net	-17.2%
NET ASSETS	100.0%

The accompanying notes are an integral part of the financial statements.

Roundhill Sports Betting & iGaming ETF

Schedule of Investments

June 30, 2022 (Unaudited)

Description	Shares	Value
COMMON STOCKS — 99.4%
Advertising — 0.2%
XLMedia PLC (a)(b)	707,368	$255,571

Entertainment — 87.1% (e)
888 Holdings PLC (b)	1,215,950	2,474,961
Bally’s Corp. (a)	120,011	2,373,818
bet-at-home.com AG (a)(b)(f)	11,045	134,637
Betmakers Technology Group, Ltd. (a)(b)	7,438,612	1,739,153
Betsson AB - Class B (a)(b)	824,793	4,978,989
BlueBet Holdings, Ltd. (a)(b)	679,606	233,665
Caesars Entertainment, Inc. (a)	71,793	2,749,672
Churchill Downs, Inc.	24,421	4,677,354
Codere Online Luxembourg SA (a)(b)	103,589	291,085
DraftKings, Inc. - Class A (a)(f)	453,504	5,292,392
Entain PLC (a)(b)	369,009	5,579,367
Evolution Gaming Group AB (b)(c)	46,160	4,189,689
Flutter Entertainment PLC (a)(b)	68,014	6,809,495
Gaming Realms PLC (a)(b)	385,670	116,860
GAN, Ltd. (a)(b)	1,110,374	3,286,707
Genius Sports, Ltd. (a)(b)	1,187,594	2,672,086
Intralot SA-Integrated Information Systems & Gaming Services (a)(b)	279,608	159,312
International Game Technology PLC (b)	143,233	2,658,404
Kambi Group PLC (a)(b)	227,845	3,722,042
Kindred Group PLC - SDR (b)	770,833	6,398,409
La Francaise des Jeux SAEM (b)(c)	86,726	2,993,834
LeoVegas AB (b)(c)	488,385	2,883,394
Light & Wonder, Inc. (a)	57,368	2,695,722
NEOGAMES SA (a)(b)	266,928	3,579,504
OPAP SA (b)	213,974	3,053,480
Penn National Gaming, Inc. (a)	200,985	6,113,964
PointsBet Holdings, Ltd. (a)(b)	3,067,179	5,652,503
Raketech Group Holding PLC (a)(b)	56,079	98,067
Rush Street Interactive, Inc. (a)	1,049,209	4,899,806
Sportradar Holding AG - Class A (a)(b)	361,743	2,857,770
STS Holding SA (b)	204,669	668,292
Super Group SGHC, Ltd. (a)(b)(f)	783,587	3,212,707
Tabcorp Holdings, Ltd. (b)	1,232,942	902,941
Entertainment (Continued)
The Lottery Corp., Ltd. (a)(b)	1,232,942	$3,832,198
Tokyotokeiba Co., Ltd. (b)	93,200	2,692,650
		106,674,929
Internet — 2.7%
Catena Media PLC (a)(b)(f)	691,562	2,162,945
Gambling.com Group, Ltd. (a)(b)(f)	131,090	1,031,678
Gaming Innovation Group, Inc. (a)	72,004	116,026
		3,310,649
Lodging — 4.2%
Boyd Gaming Corp.	53,276	2,650,481
MGM Resorts International	84,222	2,438,227
		5,088,708
Software — 5.2%
Better Collective AS (a)(b)(f)	85,257	1,138,158
Bragg Gaming Group, Inc. (a)(b)(f)	213,521	983,228
Playtech PLC (a)(b)	651,875	4,286,880
		6,408,266
TOTAL COMMON STOCKS (Cost $260,614,421)		121,738,123

SHORT-TERM INVESTMENTS — 0.4%
Money Market Fund — 0.4%
First American Government Obligations Fund, Class X, 1.29% (d)	460,147	460,147
TOTAL SHORT-TERM INVESTMENTS (Cost $460,147)

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 10.0%
First American Government Obligations Fund, Class X, 1.29% (d)	12,285,163	12,285,163
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $12,285,163)

TOTAL INVESTMENTS (Cost $273,359,731) — 109.8%		134,483,433
Other assets and liabilities, net — (9.8)%		(12,022,850)
NET ASSETS — 100.0%		$122,460,583

PLC Public Limited Company

SDR Special Drawing Rights

(a)	Non-income producing security.

(b)	Foreign issued security, or represents a foreign issued security.

The accompanying notes are an integral part of the financial statements.

Roundhill Sports Betting & iGaming ETF

Schedule of Investments

June 30, 2022 (Unaudited) (Continued)

(c)

Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	The rate shown is the annualized seven-day yield at period end.

(e)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

(f)	All or a portion of this security is on loan as of June 30, 2022. The market values of securities out on loan is $11,264,865.

Percentages are stated as a percent of net assets.

COUNTRY	Percentage of Net Assets
United States	27.8%
Malta	10.1%
Australia	10.1%
Sweden	9.8%
Isle of Man	8.1%
Ireland	5.6%
Guernsey	4.8%
Luxembourg	3.2%
Bermuda	2.7%
Greece	2.6%
France	2.4%
Switzerland	2.3%
United Kingdom	2.3%
Japan	2.2%
Gibraltar	2.0%
Jersey	1.1%
Denmark	0.9%
Canada	0.8%
Poland	0.5%
Germany	0.1%
Total Country	99.4%
SHORT-TERM INVESTMENTS	0.4%
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING	10.0%
TOTAL INVESTMENTS	109.8%
Other assets and liabilities, net	-9.8%
NET ASSETS	100.0%

The accompanying notes are an integral part of the financial statements.

Roundhill Ball Metaverse ETF

Schedule of Investments

June 30, 2022 (Unaudited)

Description	Shares	Value
COMMON STOCKS — 99.2%
Apparel — 0.4%
NIKE, Inc. - Class B	18,755	$1,916,761

Commercial Services — 0.2%
Block, Inc. (a)	8,989	552,464
PayPal Holdings, Inc. (a)	7,648	534,136
		1,086,600
Computers — 7.4%
Apple, Inc.	255,200	34,890,944

Diversified Financial Services — 3.3%
Coinbase Global, Inc. - Class A (a)(e)	252,594	11,876,970
Galaxy Digital Holdings, Ltd. (a)(b)	931,014	3,486,025
		15,362,995
Electronic Equipment, Instruments & Components — 0.7%
HEXAGON AB (b)	319,238	3,310,014

Home Furnishings — 2.4%
Sony Group Corp. (b)	140,000	11,433,514

Internet — 24.4%
Alibaba Group Holding, Ltd. - ADR (a)(b)	32,474	3,691,644
Alphabet, Inc. - Class C (a)	3,644	7,971,068
Amazon.com, Inc. (a)	163,526	17,368,096
Edgio, Inc. (a)(e)	1,025,414	2,368,706
Meta Platforms, Inc. - Class A (a)	193,436	31,191,555
NAVER Corp. (b)	20,892	3,861,737
Sea, Ltd. - ADR (a)(b)	239,020	15,980,877
Snap, Inc. - Class A (a)	1,759,639	23,104,060
Tencent Holdings, Ltd. (b)	205,100	9,263,146
		114,800,889
Media — 1.0%
The Walt Disney Co. (a)	49,425	4,665,720

Semiconductors — 20.0%
Advanced Micro Devices, Inc. (a)	135,683	$10,375,679
Intel Corp.	156,245	5,845,126
NVIDIA Corp.	236,732	35,886,204
QUALCOMM, Inc.	114,385	14,611,540
Samsung Electronics Co., Ltd. (b)	146,427	6,428,172
Skyworks Solutions, Inc.	53,344	4,941,788
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (b)	196,051	16,027,169
		94,115,678
Software — 37.4% (d)
Activision Blizzard, Inc.	27,714	2,157,812
Adobe, Inc. (a)	14,343	5,250,399
Akamai Technologies, Inc. (a)	54,575	4,984,335
Autodesk, Inc. (a)	88,921	15,290,855
Bentley Systems, Inc. - Class B	86,333	2,874,889
Cloudflare, Inc. - Class A (a)	119,485	5,227,469
Electronic Arts, Inc.	54,638	6,646,713
Krafton, Inc. (a)(b)	34,751	5,861,421
Matterport, Inc. (a)(e)	1,783,679	6,528,265
Microsoft Corp.	123,892	31,819,182
PTC, Inc. (a)	26,091	2,774,517
ROBLOX Corp. - Class A (a)	1,399,909	46,001,010
Take-Two Interactive Software, Inc. (a)	80,682	9,885,965
Unity Software, Inc. (a)	833,236	30,679,750
		175,982,582
Telecommunications — 1.5%
Lumen Technologies, Inc.	473,273	5,163,408
Planet Labs PBC (a)	404,553	1,751,715
		6,915,123
Toys/Games/Hobbies — 0.5%
Nintendo Co., Ltd. (b)	4,800	2,073,269

TOTAL COMMON STOCKS (Cost $870,838,470)		466,554,089

REAL ESTATE INVESTMENT TRUSTS — 0.6%
Equinix, Inc.	4,050	2,660,931
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,218,208)

SHORT-TERM INVESTMENTS — 0.2%
Money Market Fund — 0.2%
First American Government Obligations Fund, Class X, 1.29% (c)	992,246	992,246
TOTAL SHORT-TERM INVESTMENTS (Cost $992,246)

The accompanying notes are an integral part of the financial statements.

Roundhill Ball Metaverse ETF

Schedule of Investments

June 30, 2022 (Unaudited) (Continued)

Description	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 4.5%
First American Government Obligations Fund, Class X, 1.29% (c)	21,243,571	$21,243,571
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $21,243,571)

TOTAL INVESTMENTS (Cost $896,292,495) — 104.5%		491,450,837
Other assets and liabilities, net — (4.5)%		(21,331,698)
NET ASSETS — 100.0%		$470,119,139

ADR American Depositary Receipt

(a)	Non—income producing security.

(b)	Foreign issued security, or represents a foreign issued security.

(c)	The rate shown is the annualized seven-day yield at period end.

(d)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

(e)	All or a portion of this security is on loan as of June 30, 2022. The market values of securities out on loan is $19,489,937.

Percentages are stated as a percent of net assets.

COUNTRY	Percentage of Net Assets
United States	81.9%
Cayman Islands	6.2%
Republic of Korea	3.4%
Taiwan	3.4%
Japan	2.9%
Canada	0.7%
Sweden	0.7%
Total Country	99.2%
REAL ESTATE INVESTMENT TRUSTS	0.6%
SHORT-TERM INVESTMENTS	0.2%
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING	4.5%
TOTAL INVESTMENTS	104.5%
Other assets and liabilities, net	-4.5%
NET ASSETS	100.0%

The accompanying notes are an integral part of the financial statements.

Roundhill IO Digital Infrastructure ETF

Schedule of Investments

June 30, 2022 (Unaudited)

Description	Shares	Value
COMMON STOCKS — 77.2%
Engineering & Construction — 7.8%
Cellnex Telecom SA (b)(c)	344	$13,317
China Tower Corp., Ltd. (b)(c)	620,000	79,802
Infrastrutture Wireless Italiane SpA (b)(c)	1,506	15,247
Operadora De Sites Mexicanos SAB de CV (b)	13,078	15,077
Sarana Menara Nusantara Tbk PT (b)	593,700	43,838
		167,281
Internet — 4.2%
ARTERIA Networks Corp. (b)	1,500	13,492
Cogent Communications Holdings, Inc.	859	52,193
Vnet Group, Inc. - ADR (a)(b)	4,282	25,863
		91,548
Media — 38.2% (e)
Altice USA, Inc. - Class A (a)	12,965	119,926
Cable One, Inc.	66	85,095
Charter Communications, Inc. - Class A (a)	268	125,566
Cogeco Communications, Inc. (b)	193	13,027
Comcast Corp. - Class A	2,647	103,868
Liberty Global PLC - Class A (a)(b)	642	13,514
Liberty Latin America, Ltd. - Class C (a)(b)	1,649	12,846
Link Net Tbk PT (a)(b)	50,600	15,862
NOS SGPS SA (b)	4,042	16,210
Quebecor, Inc. - Class B (b)	671	14,310
Telenet Group Holding NV (b)	3,880	80,356
Uniti Group, Ltd. (a)(b)	66,543	225,131
		825,711
Telecommunications — 27.0% (e)
Chindata Group Holdings, Ltd. - ADR (a)(b)	3,967	30,784
Chorus, Ltd. (b)	3,165	14,208
Consolidated Communications Holdings, Inc. (a)	10,228	71,596
DigitalBridge Group, Inc. (a)	9,867	48,151
GDS Holdings, Ltd. - ADR (a)(b)(f)	744	24,842
Gogo, Inc. (a)	3,846	62,267
Lumen Technologies, Inc.	10,104	110,234
Megacable Holdings SAB de CV (b)	30,848	74,644
NetLink NBN Trust (b)	21,866	15,240
Telecommunications (Continued)
NEXTDC, Ltd. (a)(b)	2,001	$14,641
Shenandoah Telecommunications Co.	2,038	45,243
Switch, Inc. - Class A	1,633	54,706
Tower Bersama Infrastructure Tbk PT (b)	77,300	15,255
		581,811
TOTAL COMMON STOCKS (Cost $1,894,563)		1,666,351

REAL ESTATE INVESTMENT TRUSTS — 21.8%
American Tower Corp.	553	141,341
Crown Castle International Corp.	376	63,311
Digital Realty Trust, Inc.	408	52,971
Equinix, Inc.	111	72,929
Keppel DC REIT (b)	9,691	13,718
SBA Communications Corp.	270	86,413
Uniti Group, Inc.	4,168	39,263
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $590,860)		469,946

SHORT-TERM INVESTMENTS — 0.9%
Money Market Fund — 0.9%
First American Government Obligations Fund, Class X, 1.29% (d)	19,676	19,676
TOTAL SHORT-TERM INVESTMENTS (Cost $19,676)

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 1.1%
First American Government Obligations Fund, Class X, 1.29% (d)	24,181	24,181
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $24,181)

TOTAL INVESTMENTS (Cost $2,529,280) — 101.0%		2,180,154
Other assets and liabilities, net — (1.0)%		(21,016)
NET ASSETS — 100.0%		$2,159,138

ADR American Depositary Receipt

PLC Public Limited Company

(a)	Non-income producing security.

(b)	Foreign issued security, or represents a foreign issued security.

The accompanying notes are an integral part of the financial statements.

Roundhill IO Digital Infrastructure ETF

Schedule of Investments

June 30, 2022 (Unaudited) (Continued)

(c)

Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	The rate shown is the annualized seven-day yield at period end.

(e)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

(f)	All or a portion of this security is on loan as of June 30, 2022. The market values of securities out on loan is $23,573.

Percentages are stated as a percent of net assets.

COUNTRY	Percentage of Net Assets
United States	40.1%
Australia	11.1%
Mexico	4.2%
Cayman Islands	3.8%
Belgium	3.7%
China	3.7%
Indonesia	3.5%
Singapore	1.3%
Canada	1.3%
Portugal	0.8%
Italy	0.7%
New Zealand	0.6%
United Kingdom	0.6%
Japan	0.6%
Spain	0.6%
Bermuda	0.6%
Total Country	77.2%
REAL ESTATE INVESTMENT TRUSTS	21.8%
SHORT-TERM INVESTMENTS	0.9%
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING	1.1%
TOTAL INVESTMENTS	101.0%
Other assets and liabilities, net	-1.0%
NET ASSETS	100.0%

The accompanying notes are an integral part of the financial statements.

Roundhill MEME ETF

Schedule of Investments

June 30, 2022 (Unaudited)

Description	Shares	Value
COMMON STOCKS — 99.6%
Auto Manufacturers — 12.0%
NIO, Inc. - ADR (a)(b)	1,773	$38,510
Rivian Automotive, Inc. - Class A (a)	1,404	36,139
Tesla, Inc. (a)	57	38,385
		113,034
Biotechnology — 5.0%
Novavax, Inc. (a)	915	47,058

Commercial Services — 3.9%
Affirm Holdings, Inc. (a)	2,013	36,355

Diversified Financial Services — 3.6%
Coinbase Global, Inc. - Class A (a)	718	33,760

Entertainment — 4.2%
AMC Entertainment Holdings, Inc. - Class A (a)	2,938	39,810

Financial Services — 3.6%
Sofi Technologies, Inc. (a)	6,460	34,044

Food — 4.0%
The Kroger Co.	796	37,675

Internet — 27.6% (d)
Airbnb, Inc. - Class A (a)	370	32,960
Netflix, Inc. (a)	210	36,723
Robinhood Markets, Inc. - Class A (a)	5,122	42,103
Roku, Inc. (a)	447	36,716
Shopify, Inc. - Class A (a)(b)	1,150	35,926
Snap, Inc. - Class A (a)	2,965	38,930
Twitter, Inc. (a)	975	36,455
		259,813
Oil & Gas — 4.2%
Occidental Petroleum Corp.	661	38,920

Packaging & Containers — 3.8%
O-I Glass, Inc. (a)	2,535	$35,490

Pharmaceuticals — 3.8%
Tilray Brands, Inc. (a)	11,508	35,905

Retail — 3.6%
GameStop Corp. - Class A (a)	273	33,388

Software — 16.6%
DocuSign, Inc. (a)	607	34,829
MicroStrategy, Inc. - Class A (a)	219	35,982
Palantir Technologies, Inc. - Class A (a)	4,468	40,525
ROBLOX Corp. - Class A (a)	1,371	45,051
		156,387
Transportation — 3.7%
ZIM Integrated Shipping Services, Ltd. (b)	730	34,478

TOTAL COMMON STOCKS (Cost $1,212,530)		936,117

SHORT-TERM INVESTMENTS — 0.4%
Money Market Fund — 0.4%
First American Government Obligations Fund, Class X, 1.29% (c)	4,143	4,143
TOTAL SHORT-TERM INVESTMENTS (Cost $4,143)

TOTAL INVESTMENTS (Cost $1,216,673) — 100.0%		940,260
Other assets and liabilities, net — 0.0% (e)		129
NET ASSETS — 100.0%		$940,389

ADR American Depositary Receipt

(a)	Non-income producing security.

(b)	Foreign issued security, or represents a foreign issued security.

(c)	The rate shown is the annualized seven-day yield at period end.

(d)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

(e)	Less than 0.05%

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.

Roundhill MEME ETF

Schedule of Investments

June 30, 2022 (Unaudited) (Continued)

COUNTRY	Percentage of Net Assets
United States	88.0%
Cayman Islands	4.1%
Canada	3.8%
Israel	3.7%
Total Country	99.6%
SHORT-TERM INVESTMENTS	0.4%
TOTAL INVESTMENTS	100.0%
Other assets and liabilities, net	0.0%
NET ASSETS	100.0%

The accompanying notes are an integral part of the financial statements.

Roundhill Cannabis ETF

Schedule of Investments

June 30, 2022 (Unaudited)

Description	Shares	Value
COMMON STOCKS — 35.4%
Agriculture — 7.4%
22nd Century Group, Inc. (a)	17,591	$37,469
Turning Point Brands, Inc.	1,470	39,881
Village Farms International, Inc. (a)(b)	8,843	23,080
		100,430
Household Products/Wares — 7.0%
Cronos Group, Inc. (a)(b)	26,581	74,958
Leafly Holdings, Inc. (a)	4,211	18,950
		93,908
Pharmaceuticals — 18.3%
Aurora Cannabis, Inc. (a)(b)	25,678	33,895
Canopy Growth Corp. (a)(b)	21,970	62,615
Organigram Holdings, Inc. (a)(b)	28,748	26,365
Sundial Growers, Inc. (a)(b)	180,928	59,000
Tilray Brands, Inc. (a)	20,896	65,196
		247,071
Software — 2.7%
WM Technology, Inc. (a)	11,092	36,493

TOTAL COMMON STOCKS (Cost $703,296)		477,902

REAL ESTATE INVESTMENT TRUSTS — 6.9%
AFC Gamma, Inc.	1,771	$27,149
Innovative Industrial Properties, Inc.	593	65,153
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $115,070)		92,302

SHORT-TERM INVESTMENTS — 18.0%
Money Market Fund — 18.0%
First American Government Obligations Fund, Class X, 1.29% (c)	243,032	243,032
TOTAL SHORT-TERM INVESTMENTS (Cost $243,032)

TOTAL INVESTMENTS (Cost $1,061,398) — 60.3%		813,236
Other assets and liabilities, net — 39.7%		535,966
NET ASSETS — 100.0%		$1,349,202

(a)	Non-income producing security.

(b)	Foreign issued security, or represents a foreign issued security.

(c)	The rate shown is the annualized seven-day yield at period end.

Percentages are stated as a percent of net assets.

COUNTRY	Percentage of Net Assets
Canada	20.7%
United States	14.7%
Total Country	35.4%
Real Estate Investment Trusts	6.9%
SHORT-TERM INVESTMENTS	18.0%
TOTAL INVESTMENTS	60.3%
Other assets and liabilities, net	39.7%
NET ASSETS	100.0%

The accompanying notes are an integral part of the financial statements.

Roundhill Cannabis ETF

Schedule of Total Return Swaps

June 30, 2022 (Unaudited)

Long Total Return Equity Swaps	Counterparty	Payment Frequency	Financing Rate	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
AYR Wellness, Inc.	Nomura Securities International Inc.	Monthly	Overnight Bank Funding Rate Index + 1.50%	May 15, 2023	$37,938	$—
Columbia Care, Inc.	Nomura Securities International Inc.	Monthly	Overnight Bank Funding Rate Index + 1.50%	May 15, 2023	56,405	—
Cresco Labs, Inc.	Nomura Securities International Inc.	Monthly	Overnight Bank Funding Rate Index + 1.50%	May 15, 2023	65,270	—
Curaleaf Holdings, Inc.	Nomura Securities International Inc.	Monthly	Overnight Bank Funding Rate Index + 1.50%	May 15, 2023	185,380	—
Green Thumb Industries, Inc.	Nomura Securities International Inc.	Monthly	Overnight Bank Funding Rate Index + 1.50%	May 15, 2023	95,136	—
Jushi Holdings, Inc. - Class B	Nomura Securities International Inc.	Monthly	Overnight Bank Funding Rate Index + 1.50%	May 15, 2023	35,699	—
Planet 13 Holdings, Inc.	Nomura Securities International Inc.	Monthly	Overnight Bank Funding Rate Index + 1.50%	May 15, 2023	32,758	—
Terrascend Corp.	Nomura Securities International Inc.	Monthly	Overnight Bank Funding Rate Index + 1.50%	May 15, 2023	59,855	—
Trulieve Cannabis Corp.	Nomura Securities International Inc.	Monthly	Overnight Bank Funding Rate Index + 1.50%	May 15, 2023	102,922	—
Verano Holdings Corp.	Nomura Securities International Inc.	Monthly	Overnight Bank Funding Rate Index + 1.50%	May 15, 2023	94,288	—
					$765,651	$—

The accompanying notes are an integral part of the financial statements.

Roundhill ETFs

Statements of Assets and Liabilities

June 30, 2022 (Unaudited)

	Roundhill BITKRAFT Esports & Digital Entertainment ETF	Roundhill Sports Betting & iGaming ETF	Roundhill Ball Metaverse ETF
Assets
Investments, at value (Cost $66,618,316, $273,359,731, and $896,292,495, respectively)(1)	$38,763,369	$134,483,433	$491,450,837
Cash	—	—	189
Foreign currency, at value (Cost $0, $282,055, and $0, respectively)	—	279,700	—
Dividends and interest receivable	20,813	32,813	137,055
Securities lending income receivable	6,120	33,829	20,254
Total Assets	38,790,302	134,829,775	491,608,335

Liabilities
Payable for collateral on securities loaned (Note 7)	5,693,883	12,285,163	21,243,571
Payable to Adviser	15,119	84,029	245,625
Total Liabilities	5,709,002	12,369,192	21,489,196
Net Assets	$33,081,300	$122,460,583	$470,119,139

Net Assets Consists of:
Paid-in capital	$73,373,200	$317,205,914	$986,877,060
Total distributable earnings (accumulated losses)	(40,291,900)	(194,745,331)	(516,757,921)
Net Assets	$33,081,300	$122,460,583	$470,119,139

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,000,000	8,525,000	58,525,000
Net Asset Value, redemption price and offering price per share	$16.54	$14.36	$8.03

(1) Includes loaned securities with a value of:	$5,149,914	$11,264,865	$19,489,937

The accompanying notes are an integral part of the financial statements.

Roundhill ETFs

Statements of Assets and Liabilities

June 30, 2022 (Unaudited) (Continued)

	Roundhill IO Digital Infrastructure ETF	Roundhill MEME ETF	Roundhill Cannabis ETF
Assets
Investments, at value (Cost $2,529,280, $1,216,673, and $1,061,398, respectively)(1)	$2,180,154	$940,260	$813,236
Deposits at broker for total return swap contracts	—	—	803,000
Receivable for investment securities sold	—	—	9,020
Dividends and interest receivable	4,519	518	2,592
Securities lending income receivable	3	—	—
Total Assets	2,184,676	940,778	1,627,848

Liabilities
Payable for collateral on securities loaned (Note 7)	24,181	—	—
Payable for open swap contracts	—	—	276,054
Payable for investment securities purchased	—	—	1,613
Payable to Adviser	1,357	389	979
Total Liabilities	25,538	389	278,646
Net Assets	$2,159,138	$940,389	$1,349,202

Net Assets Consists of:
Paid-in capital	2,521,985	$2,348,047	$2,044,808
Total distributable earnings (accumulated losses)	(362,847)	(1,407,658)	(695,606)
Net Assets	$2,159,138	$940,389	$1,349,202

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	175,000	150,000	150,000
Net Asset Value, redemption price and offering price per share	$12.34	$6.27	$8.99

(1) Includes loaned securities with a value of:	$23,573	$—	$—

The accompanying notes are an integral part of the financial statements.

Roundhill ETFs

Statements of Operations

For the Period Ended June 30, 2022 (Unaudited)

	Roundhill BITKRAFT Esports & Digital Entertainment ETF	Roundhill Sports Betting & iGaming ETF	Roundhill Ball Metaverse ETF
Investment Income
Dividend income (net of withholding taxes and issuance fees of $31,104, $70,999, and $95,920, respectively)	$174,641	$732,458	$2,420,702
Securities lending income, net	42,183	105,222	102,807
Interest income	80	1,863	2,058
Total investment income	216,904	839,543	2,525,567

Expenses
Advisory fees	114,285	726,173	2,109,567
Total expenses	114,285	726,173	2,109,567
Net investment income	102,619	113,370	416,000

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain (loss) from:
Investments	(8,761,820)	(27,291,294)	(94,262,270)
Foreign currency transactions	(6,951)	(1,094)	(52,918)
Net realized gain (loss) on investments and foreign currency transactions	(8,768,771)	(27,292,388)	(94,315,188)
Net change in unrealized appreciation/depreciation on:
Investments	(10,004,757)	(80,890,900)	(364,285,606)
Foreign currency translation	(1,902)	(3,776)	1,110
Net change in unrealized appreciation/depreciation on investments and foreign currency translation	(10,006,659)	(80,894,676)	(364,284,496)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(18,775,430)	(108,187,064)	(458,599,684)
Net increase (decrease) in net assets from operations	$(18,672,811)	$(108,073,694)	$(458,183,684)

The accompanying notes are an integral part of the financial statements.

Roundhill ETFs

Statements of Operations

For the Period Ended June 30, 2022 (Unaudited) (Continued)

	Roundhill IO Digital Infrastructure ETF	Roundhill MEME ETF	Roundhill Cannabis ETF(1)
Investment Income
Dividend income (net of withholding taxes and issuance fees of $2,302, $0, and $3,306, respectively)	$30,085	$16,179	$2,146
Securities lending income, net	19	—	—
Interest income	21	4	441
Total investment income	30,125	16,183	2,587

Expenses
Advisory fees	7,965	4,641	2,128
Expense Reimbursment by Adviser	—	—	(454)
Total expenses	7,965	4,641	1,674
Net investment income (loss)	22,160	11,542	913

Realized and Unrealized Gain (Loss) on Investments, Foreign Currency and Total Return Swap Contracts
Net realized gain (loss) from:
Investments	(40,655)	(1,136,493)	(27,141)
Foreign currency transactions	291	—	—
Total return swap contracts	—	—	(421,216)
Net realized gain (loss) on investments, foreign currency transactions and total return swap contracts	(40,364)	(1,136,493)	(448,357)
Net change in unrealized appreciation/depreciation on:
Investments	(379,843)	(73,692)	(248,162)
Foreign currency translation	21	—	—
Net change in unrealized appreciation/depreciation on investments, foreign currency translation and total return swap contracts	(379,822)	(73,692)	(248,162)
Net realized and unrealized gain (loss) on investments, foreign currency transactions and total return swap contracts	(420,186)	(1,210,185)	(696,519)
Net increase (decrease) in net assets from operations	$(398,026)	$(1,198,643)	$(695,606)

(1)	The Fund commenced operations on April 20, 2022.

The accompanying notes are an integral part of the financial statements.

Roundhill BITKRAFT Esports & Digital Entertainment ETF

Statements of Changes in Net Assets

	Period Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
From Operations
Net investment income	$102,619	$147,487
Net realized gain (loss) on investments and foreign currency transactions	(8,768,771)	9,593,128
Net change in net unrealized appreciation/depreciation on investments and foreign currency translation	(10,006,659)	(31,265,305)
Net decrease in net assets resulting from operations	(18,672,811)	(21,524,690)

From Distributions
Distributable earnings	—	(13,010)
Total distributions	—	(13,010)

From Capital Share Transactions
Proceeds from shares sold	2,186,870	70,936,003
Cost of shares redeemed	(12,912,790)	(60,721,313)
Transaction fees (Note 4)	4,622	81,181
Net increase (decrease) in net assets resulting from capital share transactions	(10,721,298)	10,295,871

Total Decrease in Net Assets	(29,394,109)	(11,241,829)

Net Assets
Beginning of period	62,475,409	73,717,238
End of period	$33,081,300	$62,475,409

Changes in Shares Outstanding
Shares outstanding, beginning of period	2,500,000	2,450,000
Shares sold	100,000	2,150,000
Shares redeemed	(600,000)	(2,100,000)
Shares outstanding, end of period	2,000,000	2,500,000

The accompanying notes are an integral part of the financial statements.

Roundhill Sports Betting & iGaming ETF

Statements of Changes in Net Assets

	Period Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
From Operations
Net investment income	$113,370	$1,011,979
Net realized gain (loss) on investments and foreign currency transactions	(27,292,388)	81,858,219
Net change in net unrealized appreciation/depreciation on investments and foreign currency translation	(80,894,676)	(112,322,895)
Net decrease in net assets resulting from operations	(108,073,694)	(29,452,697)

From Capital Share Transactions
Proceeds from shares sold	27,183,337	441,244,838
Cost of shares redeemed	(87,155,970)	(328,186,713)
Transaction fees (Note 4)	—	10,185
Net increase (decrease) in net assets resulting from capital share transactions	(59,972,633)	113,068,310

Total Increase (Decrease) in Net Assets	(168,046,327)	83,615,613

Net Assets
Beginning of period	290,506,910	206,891,297
End of period	$122,460,583	$290,506,910

Changes in Shares Outstanding
Shares outstanding, beginning of period	11,675,000	8,000,000
Shares sold	1,300,000	14,650,000
Shares redeemed	(4,450,000)	(10,975,000)
Shares outstanding, end of period	8,525,000	11,675,000

The accompanying notes are an integral part of the financial statements.

Roundhill Ball Metaverse ETF

Statements of Changes in Net Assets

	Period Ended June 30, 2022 (Unaudited)	Period Ended December 31, 2021(1)
From Operations
Net investment income (loss)	$416,000	$(178,353)
Net realized loss on investments and foreign currency transactions	(94,315,188)	(6,889,591)
Net change in net unrealized appreciation/depreciation on investments and foreign currency translation	(364,284,496)	(40,558,298)
Net decrease in net assets resulting from operations	(458,183,684)	(47,626,242)

From Capital Share Transactions
Proceeds from shares sold	101,488,960	1,051,713,977
Cost of shares redeemed	(106,299,992)	(71,116,640)
Transaction fees (Note 4)	54,845	87,915
Net increase (decrease) in net assets resulting from capital share transactions	(4,756,187)	980,685,252

Total Increase (Decrease) in Net Assets	(462,939,871)	933,059,010

Net Assets
Beginning of period	933,059,010	—
End of period	$470,119,139	$933,059,010

Changes in Shares Outstanding
Shares outstanding, beginning of period	61,525,000	—
Shares sold	7,500,000	66,300,000
Shares redeemed	(10,500,000)	(4,775,000)
Shares outstanding, end of period	58,525,000	61,525,000

(1)	The Fund commenced operations on June 29, 2021.

The accompanying notes are an integral part of the financial statements.

Roundhill IO Digital Infrastructure ETF

Statements of Changes in Net Assets

	Period Ended June 30, 2022 (Unaudited)	Period Ended December 31, 2021(1)
From Operations
Net investment income	$22,160	$3,200
Net realized gain (loss) on investments and foreign currency transactions	(40,364)	5,408
Net change in net unrealized appreciation/depreciation on investments and foreign currency translation	(379,822)	31,173
Net increase (decrease) in net assets resulting from operations	(398,026)	39,781

From Distributions
Distributable earnings	—	(4,602)
Total distributions	—	(4,602)

From Capital Share Transactions
Proceeds from shares sold	672,800	1,849,012
Transaction fees (Note 4)	37	136
Net increase in net assets resulting from capital share transactions	672,837	1,849,148

Total Increase in Net Assets	274,811	1,884,327

Net Assets
Beginning of period	1,884,327	—
End of period	$2,159,138	$1,884,327

Changes in Shares Outstanding
Shares outstanding, beginning of period	125,000	—
Shares sold	50,000	125,000
Shares outstanding, end of period	175,000	125,000

(1)	The Fund commenced operations on October 27, 2021.

The accompanying notes are an integral part of the financial statements.

Roundhill MEME ETF

Statements of Changes in Net Assets

	Period Ended June 30, 2022 (Unaudited)	Period Ended December 31, 2021(1)
From Operations
Net investment Income (loss)	$11,542	$(1,038)
Net realized loss on investments and foreign currency transactions	(1,136,493)	(11,129)
Net change in net unrealized appreciation/depreciation on investments and foreign currency translation	(73,692)	(202,721)
Net decrease in net assets resulting from operations	(1,198,643)	(214,888)

From Capital Share Transactions
Proceeds from shares sold	345,255	3,018,945
Cost of shares redeemed	(315,445)	(694,835)
Transaction fees (Note 4)	—	—
Net increase in net assets resulting from capital share transactions	29,810	2,324,110

Total Increase (Decrease) in Net Assets	(1,168,833)	2,109,222

Net Assets
Beginning of period	2,109,222	—
End of period	$940,389	$2,109,222

Changes in Shares Outstanding
Shares outstanding, beginning of period	150,000	—
Shares sold	50,000	200,000
Shares redeemed	(50,000)	(50,000)
Shares outstanding, end of period	150,000	150,000

(1)	The Fund commenced operations on December 7, 2021.

The accompanying notes are an integral part of the financial statements.

Roundhill Cannabis ETF

Statement of Changes in Net Assets

Period Ended June 30, 2022(1) (Unaudited)
From Operations
Net investment income	$913
Net realized loss on investments, foreign currency transactions and swap contracts	(448,357)
Net change in net unrealized appreciation/depreciation on investments and foreign currency translation	(248,162)
Net decrease in net assets resulting from operations	(695,606)

From Capital Share Transactions
Proceeds from shares sold	2,043,242
Cost of shares redeemed	—
Transaction fees (Note 4)	1,566
Net increase in net assets resulting from capital share transactions	2,044,808

Total Increase in Net Assets	1,349,202

Net Assets
Beginning of period	—
End of period	$1,349,202

Changes in Shares Outstanding
Shares outstanding, beginning of period	—
Shares sold	150,000
Shares redeemed	—
Shares outstanding, end of period	150,000

(1)	The Fund commenced operations on April 20, 2022.

The accompanying notes are an integral part of the financial statements.

Roundhill ETFs

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Income from Investment Operations:			Less Distributions Paid From:
	Net Asset Value, Beginning of Period	Net investment income (loss)(1)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gains	Return of capital		Total distributions paid
Roundhill BITKRAFT Esports & Digital Entertainment ETF
For the period 01/01/2022 - 6/30/2022 (unaudited)	$24.99	0.05	(8.50)	(8.45)	—	—	—		—
For the year 01/01/2021 - 12/31/2021	$30.09	0.05	(5.17)	(5.12)	(0.01)	—	—		(0.01)
For the year 01/01/2020 - 12/31/2020	$16.01	0.04	14.34	14.38	(0.10)	(0.22)	—		(0.32)
For the period 06/03/2019(7) - 12/31/2019	$14.86	0.08	1.11	1.19	(0.05)	—	(0.00	)(8)	(0.05)
Roundhill Sports Betting & iGaming ETF
For the period 01/01/2022 - 6/30/2022 (unaudited)	$24.88	0.01	(10.53)	(10.52)	—	—	—		—
For the year 01/01/2021 - 12/31/2021	$25.86	0.08	(1.06)	(0.98)	—	—	—		—
For the period 06/03/2020(7) - 12/31/2020	$15.41	0.11	10.41	10.52	(0.07)	—	(0.00	)(8)	(0.07)
Roundhill Ball Metaverse ETF
For the period 01/01/2022 - 6/30/2022 (unaudited)	$15.17	0.01	(7.15)	(7.14)	—	—	—		—
For the period 06/29/2021(7) - 12/31/2021	$15.07	(0.01)	0.10 (9)	0.09	—	—	—		—
Roundhill IO Digital Infrastructure ETF
For the period 01/01/2022 - 6/30/2022 (unaudited)	$15.07	0.14	(2.87)	(2.73)	—	—	—		—
For the period 10/27/2021(7) - 12/31/2021	$14.85	0.03	0.23	0.26	(0.04)	—	—		(0.04)

The accompanying notes are an integral part of the financial statements.

Roundhill ETFs

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout each period)		Ratios/ Supplemental Data
Capital Share Transactions:							Ratios to Average Net Assets of: (2)
Transaction fees (see Note 4)	Net Asset Value, End of Period	Total return, at NAV(3)(4)		Total return, at Market(3)(4)		Net assets, end of period (000’s)	Expenses, before waivers		Expenses, after waivers		Net investment income (loss), before waivers	Net investment income (loss), after waivers	Portfolio turnover rate(4)(5)

0.00(8)	$16.54	-33.81%		-33.57%		$33,081	0.50%		0.50%		0.45%	0.45%	29%
0.03	$24.99	-16.93%		-17.57%		$62,475	0.50%		0.50%		0.16%	0.16%	52%
0.02	$30.09	89.88	%(6)	89.62	%(6)	$73,717	0.50%		0.44%		0.12%	0.18%	93%
0.01	$16.01	8.11	%(6)	8.42	%(6)	$10,810	0.50%		0.25%		0.65%	0.90%	34%

—	$14.36	-42.27%		-41.97%		$122,461	0.75%		0.75%		0.12%	0.12%	24%
0.00(8)	$24.88	-3.78%		-3.91%		$290,507	0.75%		0.75%		0.26%	0.26%	52%
0.00(8)	$25.86	68.28%		68.15%		$206,891	0.75%		0.75%		0.92%	0.92%	43%

0.00(8)	$8.03	-47.03%		-47.10%		$470,119	0.63%		0.63%		0.12%	0.12%	23%
0.01	$15.17	0.63%		0.73%		$933,059	0.75%		0.75%		-0.13%	-0.13%	41%

0.00(8)	$12.34	-18.15%		-18.38%		$2,159	0.75%		0.75%		2.09%	2.09%	27%
0.00(8)	$15.07	1.76%		2.01%		$1,884	0.81	%(10)	0.81	%(10)	1.16%	1.16%	3%

The accompanying notes are an integral part of the financial statements.

Roundhill ETFs

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Income from Investment Operations:			Less Distributions Paid From:
	Net Asset Value, Beginning of Period	Net investment income (loss)(1)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions paid
Roundhill MEME ETF
For the period 01/01/2022 - 6/30/2022 (unaudited)	$14.06	0.08	(7.87)	(7.79)	—	—	—	—
For the period 12/07/2021(7) - 12/31/2021	$15.64	(0.01)	(1.57)	(1.58)	—	—	—	—
Roundhill Cannabis ETF
For the period 04/20/2022(7) - 6/30/2022 (unaudited)	$15.32	0.01	(6.35)	(6.34)	—	—	—	—

(1)	Per share net investment income (loss) was calculated using average shares outstanding.

(2)	Annualized for periods less than one year.

(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(4)	Not annualized for periods less than one year.

(5)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

(6)

The returns reflect the actual performance for the period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period

(7)	Commencement of operations.

(8)	Less than $0.005.

(9)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(10)	Includes tax expense of 0.06%.

The accompanying notes are an integral part of the financial statements.

Roundhill ETFs

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout each period)		Ratios/ Supplemental Data
Capital Share Transactions:					Ratios to Average Net Assets of: (2)
Transaction fees (see Note 4)	Net Asset Value, End of Period	Total return, at NAV(3)(4)	Total return, at Market(3)(4)	Net assets, end of period (000’s)	Expenses, before waivers	Expenses, after waivers	Net investment income (loss), before waivers	Net investment income (loss), after waivers	Portfolio turnover rate(4)(5)

—	$6.27	-55.42%	-55.52%	$940	0.69%	0.69%	1.72%	1.72%	495%
—	$14.06	-10.09%	-10.10%	$2,109	0.69%	0.69%	-0.69%	-0.69%	32%

0.01	$8.99	-41.29%	-41.57%	$1,349	0.75%	0.59%	0.16%	0.32%	5%

The accompanying notes are an integral part of the financial statements.

Roundhill ETFs

Notes to Financial Statements

June 30, 2022 (Unaudited)

1.	ORGANIZATION

Roundhill BITKRAFT Esports & Digital Entertainment ETF (“NERD”), Roundhill Pro Sports, Media & Apparel ETF (“MVP”), Roundhill Ball Metaverse ETF (“METV”), Roundhill IO Digital Infrastructure ETF (“BYTE”), Roundhill MEME ETF (“MEME”) and Roundhill Cannabis ETF (“WEED”) (each a “Fund” and collectively, the “Funds”) are non-diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

NERD is a passively-managed exchange-traded fund (“ETF”). NERD’s objective is to track the total return performance, before fees and expenses, of the Roundhill BITKRAFT Esports Index (the “NERD Index”). The NERD Index tracks the performance of the common stock (or corresponding American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”)) of exchange-listed companies across the globe (including in emerging markets) that earn revenue from electronic sports, or esports related business activities, including: video game publishing, video game development, video game streaming platforms, organizing video game tournaments and/or events, operating and/or owning video game leagues, owning competitive video game teams, and gaming hardware and technology companies, or whose principal business activity is classified as that of another digital entertainment business activity, such as broadcasting, interactive home entertainment, interactive media & services, technology hardware storage or technology hardware, storage and peripherals.

BETZ is a passively-managed ETF. BETZ’s objective is to track the total return performance, before fees and expenses, of the Roundhill Sports Betting & iGaming Index (the “BETZ Index”). The BETZ Index tracks the performance of the common stock (or corresponding ADRs or GDRs) of exchange-listed companies that earn revenue from online gaming (“iGaming”). iGaming is broadly defined as the wagering of money or some other value on the outcome of an event or a game, using the internet. The BETZ Index includes: companies that operate in-person and/or online/internet sports books; companies that operate online/internet gambling platforms; and companies that provide infrastructure or technology to such companies.

METV is a passively-managed ETF. METV’s objective is to track the performance, before fees and expenses, of the Ball Metaverse Index (the “METV Index”). The META Index tracks the performance of globally-listed equity securities of companies that engage in activities or provide products, services, technologies, or technological capabilities to enable the Metaverse, and benefit from its generated revenues (“Metaverse Companies”). “Metaverse” is a term used to refer to a future iteration of the Internet. Users will primarily engage with the Metaverse through persistent, simultaneous, and shared three-dimensional virtual simulations and spaces. The Metaverse will also connect to physical spaces, two-dimensional Internet experiences (e.g., standard apps, webpages), and finite simulations (e.g., a game). The Metaverse will be supported by a wide range of technologies, tools, and standards that enable high volumes of concurrent users, a rich virtual-only economy of labor, goods, and services, and wide-ranging interoperability of data, digital assets, and content.

BYTE is a passively-managed ETF. BYTE’s objective seeks to track the performance, before fees and expenses, of the IO Digital Infrastructure Index (the “BYTE Index”), which tracks the performance of digital infrastructure companies. Digital infrastructure is comprised of the high-tech physical assets that support the efficient storage and transmission of data, powering the internet.

MEME is a passively-managed ETF. MEME’s objective seeks to track the performance, before fees and expenses, of the Solactive Roundhill Meme Stock Index (the “MEME Index”), which, in turn, seeks to track the performance of “meme stocks”. Meme stocks are equity securities of companies that exhibit a combination of elevated social media activity and high short interest both of which are indicators of market sentiment.

WEED is an actively managed ETF. WEED’s seeks to achieve its investment objective by investing primarily in exchange-listed equity securities and total return swaps intended to provide exposure to the cannabis and hemp ecosystem. The cannabis and hemp ecosystem encompasses businesses involved in the production, distribution and marketing of cannabis and hemp and products derived therefrom.

Costs incurred by WEED in connection with the organization, registration and the initial public offering of shares were paid by Roundhill Financial Inc. (“Roundhill” or the “Adviser”), the Funds’ Investment Adviser.

Roundhill ETFs

Notes to Financial Statements

June 30, 2022 (Unaudited) (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Share Transactions

The net asset value (“NAV”) per share of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.

Fair Value Measurement

In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price. Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time each Fund calculates its NAV on the valuation date, whichever is earlier.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Adviser using procedures adopted by the Board of Trustees of the Trust (the “Board”). The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Money market funds are valued at NAV. If NAV is not readily available, the securities will be valued at fair value.

FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Roundhill ETFs

Notes to Financial Statements

June 30, 2022 (Unaudited) (Continued)

●

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Funds’ investments at June 30, 2022 are as follows:

	Level 1	Level 2	Level 3	Total
NERD
Investments - Assets:
Common Stocks*	$32,973,433	$—	$—	$32,973,433
Money Market Funds	96,053	—	—	96,053
Investments Purchased With Proceeds From Securities Lending	5,693,883	—	—	5,693,883
Total Investments - Assets	$38,763,369	$—	$—	$38,763,369

Roundhill ETFs

Notes to Financial Statements

June 30, 2022 (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
BETZ
Investments - Assets:
Common Stocks*	$121,738,123	$—	$—	$121,738,123
Money Market Funds	460,147	—	—	460,147
Investments Purchased With Proceeds From Securities Lending	12,285,163	—	—	12,285,163
Total Investments - Assets	$134,483,433	$—	$—	$134,483,433

METV
Investments - Assets:
Common Stocks*	$466,554,089	$—	$—	$466,554,089
Real Estate Investment Trusts	2,660,931	—	—	2,660,931
Money Market Funds	992,246	—	—	992,246
Investments Purchased With Proceeds From Securities Lending	21,243,571	—	—	21,243,571
Total Investments - Assets	$491,450,837	$—	$—	$491,450,837

BYTE
Investments - Assets:
Common Stocks*	$1,666,351	$—	$—	$1,666,351
Real Estate Investment Trusts	469,946	—	—	469,946
Money Market Funds	19,676	—	—	19,676
Investments Purchased With Proceeds From Securities Lending	24,181	—	—	24,181
Total Investments - Assets	$2,180,154	$—	$—	$2,180,154

MEME
Investments - Assets:
Common Stocks*	$936,117	$—	$—	$936,117
Money Market Funds	4,143	—	—	4,143
Total Investments - Assets	$940,260	$—	$—	$940,260

WEED
Investments - Assets:
Common Stocks*	$477,902	$—	$—	$477,902
Real Estate Investment Trusts	92,302	—	—	92,302
Money Market Funds	243,032	—	—	243,032
Total Investments - Assets	$813,236	$—	$—	$813,236

Roundhill ETFs

Notes to Financial Statements

June 30, 2022 (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Swap Contracts**
Long Total Return Equity Swap Contracts	$—	$—	$—	$—
Total Swap Contracts	$—	$—	$—	$—

*	See the Schedule of Investments for industry classifications.

**	Swap contracts are derivative instruments, which are presented at the unrealized appreciation/depreciation on the instrument.

Security Transactions

Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Investment Income

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends has been provided for in accordance with Funds’ understanding of the applicable tax rules and regulations. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.

Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, at least annually, and distribute their net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are

Roundhill ETFs

Notes to Financial Statements

June 30, 2022 (Unaudited) (Continued)

subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of December 31, 2021, the Funds’ fiscal period end, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of December 31, 2021, the Funds’ fiscal period end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

NERD, BETZ, METV, BYTE, and MEME recognized no interest or penalties related to uncertain tax benefits in the fiscal period 2021. At December 31, 2021, the Funds’ fiscal period end, the tax periods from commencement of operations remained open to examination in the Funds’ major tax jurisdictions.

WEED commenced operations after the December 31, 2021 fiscal period end; therefore, there was no tax information as of June 30, 2022.

Indemnification

In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser expects the risk of loss to be remote.

Derivatives

WEED may enter into total return swap agreements. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Fund.

The total return swap contracts are subject to master netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund through a single payment, in the event of default or termination. Amounts presented on the schedule of total return swaps are gross settlement amounts.

The following table presents the Fund’s gross derivative assets and liabilities by counterparty and contract type, net of amounts available for offset under a master netting agreement and the related collateral received or pledged by the Fund as of June 30, 2022.

Roundhill Cannabis ETF

		Gross Amounts of Recognized Assets Presented in the Statements	Gross Amounts		Gross Amounts not offset in the Statements of Assets & Liabilities
Counterparty	Investment Type	of Assets & Liabilities	Available Offset	Net Amounts	Financial Instruments	Collateral Received	Net Amount
Nomura Securities International Inc.	Total Return Swap Contracts	$(276,054)	$—	$(276,054)	$—	$—	$(276,054)

The average monthly notional amount of the swap contracts during the period ended June 30, 2022 for WEED was $770,850.

Roundhill ETFs

Notes to Financial Statements

June 30, 2022 (Unaudited) (Continued)

The following is a summary of the effect of swap contracts on the Funds’ Statements of Assets and Liabilities as of June 30, 2022:

		Assets	Liabilities	Net Unrealized Gain (Loss)
Roundhill Cannabis ETF	Swap Contracts	$—	$276,054	$—

The following is a summary of the effect of swap contracts on the Funds’ Statements of Operations for the period ended June 30, 2022:

		Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation
Roundhill Cannabis ETF	Swap Contracts	$(421,216)	$—

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.

Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and Roundhill, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.50% of NERD’s average daily net assets, at an annual rate of 0.75% of BETZ, WEED and BYTE’s average daily net assets, at an annual rate of 0.69% of MEME’s average daily net assets and at an annual rate of 0.59% of METV’s average daily net assets. Prior to February 4, 2022, the METV management fee was 0.75%. Roundhill has agreed to pay all expenses of the Funds except the fee paid to Roundhill under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any). Roundhill, in turn, compensates Exchange Traded Concepts, LLC as the Sub-Adviser from the management fee it receives.

Exchange Traded Concepts, LLC (the “Sub-Adviser”), an Oklahoma limited liability company serves as the sub-adviser to the Funds. The Sub-Adviser is majority owned by Cottonwood ETF Holdings LLC. Pursuant to a Sub-Advisory Agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser is responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of a Fund’s Index, subject to the supervision of the Adviser and the Board, including the independent Trustees. For its services, the Sub-Adviser is entitled to a sub-advisory fee paid by the Adviser, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund, and subject to a minimum annual fee as follows:

Minimum Annual Fee	Asset-Based Fee
$15,000	4 bps (0.04%) on the first $200 million 3.5 bps (0.035%) on the next $800 million 3 bps (0.03%) on the next $1 billion 2.5 bps (0.025%) on the balance over $2 billion

BITKRAFT Esports Ventures Fund I, L.P. (“BITKRAFT”) is a minority owner of the Adviser and has (via an affiliate) licensed the name “BITKRAFT” to the Adviser for use with NERD. BITKRAFT is not involved in the management of NERD or the maintenance or calculation of the Index.

Roundhill ETFs

Notes to Financial Statements

June 30, 2022 (Unaudited) (Continued)

Fee Waiver Agreement

For WEED, the Adviser contractually agreed to waive 0.16% of its management fees of the Fund until at least April 30, 2023. The Adviser waived $454 during the period ended June 30, 2022. Pursuant to the Fee Waiver Agreement, waived fees are not subject to recoupment by the Adviser.

Distribution Agreement and 12b-1 Plan

Foreside Fund Services, LLC (the “Distributor”) serves as each Fund’s distributor pursuant to a Distribution Agreement. The Distributor receives compensation from the Adviser for certain statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

Administrator, Custodian and Transfer Agent

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

4.	CREATION AND REDEMPTION TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.

Creation Unit Transaction Fee

Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by each Fund for each creation order is as follows:

NERD	$ 500
BETZ	$ 500
METV	$ 500
BYTE	$ 750
MEME	$ 300
WEED	$ 300

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Notes to Financial Statements

June 30, 2022 (Unaudited) (Continued)

Prior to April 30, 2022, the Creation Unit Transaction Fee for MEME was $250.

The fixed creation unit transaction fee may be waived on certain orders if the applicable Fund’s custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (i) creations effected outside the Clearing Process and (ii) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase or redeem the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.

Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

A creation unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.

5.	FEDERAL INCOME TAX

The tax character of distributions paid was as follows:

	Ordinary Income(1)	Long-Term Capital Gain	Return of Capital
Fiscal period ended June 30, 2022
NERD	$—	$—	$—
BETZ	—	—	—
METV	—	—	—
BYTE	—	—	—
MEME	—	—	—
WEED	—	—	—

Roundhill ETFs

Notes to Financial Statements

June 30, 2022 (Unaudited) (Continued)

	Ordinary Income(1)	Long-Term Capital Gain	Return of Capital
Fiscal period ended December 31, 2021
NERD	$13,010	$—	$—
BETZ	—	—	—
SUBZ	—	—	—
MVP	—	—	—
METV	—	—	—
BYTE	4,602	—	—
MEME	—	—	—

(1)	Ordinary income includes short-term capital gains.

At December 31, 2021, the Funds’ fiscal period end, the components of distributable earnings (accumulated losses) and cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, were as follows:

	NERD	BETZ	SUBZ
Federal Tax Cost of Investments	$89,274,119	$364,669,411	$32,231,441
Gross Tax Unrealized Appreciation	4,662,176	$19,925,614	$953,770
Gross Tax Unrealized Depreciation	(25,836,848)	(87,834,673)	(13,812,036)
Net Tax Unrealized Appreciation (Depreciation)	(21,174,672)	(67,909,059)	(12,858,266)
Other Accumulated Gain (Loss)	(444,417)	(18,762,578)	(4,970,192)
Total Distributable Earnings / (Accumulated Losses)	$(21,619,089)	$(86,671,637)	$(17,828,458)

	MVP	METV	BYTE	MEME
Federal Tax Cost of Investments	$6,083,065	$999,956,725	$1,893,720	$2,316,853
Gross Tax Unrealized Appreciation	258,264	$20,789,363	$73,680	$14,328
Gross Tax Unrealized Depreciation	(1,105,761)	(73,860,033)	(43,046)	(220,921)
Net Tax Unrealized Appreciation (Depreciation)	(847,497)	(53,070,670)	30,634	(206,593)
Undistributed Ordinary Income	—	—	3,947	—
Undistributed Long-Term Gains	—	—	631	—
Other Accumulated Gain (Loss)	(277,524)	(5,503,567)	(33)	(2,422)
Total Distributable Earnings / (Accumulated Losses)	(1,125,021)	$58,574,237	$35,179	$(209,015)

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and mark-to-market treatment of passive foreign investment companies.

Roundhill ETFs

Notes to Financial Statements

June 30, 2022 (Unaudited) (Continued)

Under current tax law, net capital losses realized after October 31 as well as certain specified ordinary losses incurred after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses and post-October losses are determined only at the end of each fiscal year. At December 31, 2021, the Funds had carryforward losses and post-October losses which will be carried forward indefinitely to offset future realized capital gains as follows:

	Indefinite Long-Term Capital Loss Carryover	Indefinite Short-Term Capital Loss Carryover	Late-Year Losses	Post-October Losses
Roundhill BITKRAFT Esports & Digital Entertainment ETF	$—	$378,145	$66,001	$—
Roundhill Sports Betting & iGaming ETF	338,595	18,421,681	—	—
Roundhill Streaming Services & Technology ETF	—	4,971,562	—	—
Roundhill Pro Sports, Media & Apparel ETF	—	277,506	—	—
Roundhill Ball Metaverse ETF	—	5,312,495	—	—
Roundhill IO Digital Infrastructure ETF	—	—	—	—
Roundhill MEME ETF	—	1,310	—	—

6.	INVESTMENT TRANSACTIONS

During the period ended June 30, 2022, the Funds realized net capital gains and losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. The amount of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
NERD	$776,140	(756,545)
BETZ	9,401,422	(10,236,243)
METV	4,457,468	(22,188,789)
BYTE	—	—
MEME	5,333	(59,983)
WEED	—	—

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended June 30, 2022 were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
NERD	$13,646,247	$15,186,967	$1,790,444	$10,882,935
BETZ	47,079,771	47,498,610	27,039,022	86,602,662
METV	162,525,753	160,867,406	90,747,755	95,865,042
BYTE	612,719	578,240	643,664	—
MEME	7,071,841	7,058,388	343,546	314,755
WEED	84,806	23,544	782,285	—

7.	SECURITIES LENDING

The Funds may lend domestic and foreign securities in their portfolios to approved brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program effective November 19, 2020, which is administered by the Custodian. The securities lending agreement requires that loans are initially collateralized in an amount equal to at least 105% of the then current market value of any loaned securities that are foreign securities, or 102% of the then current market

Roundhill ETFs

Notes to Financial Statements

June 30, 2022 (Unaudited) (Continued)

value of any other loaned securities. The custodian performs on a daily basis marking to market loaned securities and collateral. Each borrower is required, if necessary, to deliver additional collateral so that the total collateral held in the account for all loans of the Funds to the borrower will equal at least 100% of the market value of the loaned securities. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines allow the cash collateral to be invested in readily marketable, high quality, short-term obligations issued or guaranteed by the United States Government; however, such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

The collateral invested in the Funds, if any, is reflected in each Fund’s Schedule of Investments and is included in the Statements of Assets and Liabilities in the line item labeled “Investments, at value.” A liability of equal value to the cash collateral received and subsequently invested in the Funds is included on the Statements of Assets and Liabilities as “Payable for collateral on securities loaned.” During the period ended June 30, 2022, the Funds loaned securities and received cash collateral for the loans, which was invested in the First American Government Obligations Fund - Class X. The Funds receive compensation in the form of loan fees owed by borrowers and income earned on collateral investments. A portion of the interest received on the loan collateral is retained by the Funds and the remainder is rebated to the borrower of the securities. Pursuant to the securities lending agreement between the Trust, on behalf of the Funds, and the Custodian, each Fund pays a fee to the Custodian, which is calculated daily and paid monthly, at a rate of 20% of the Funds’ aggregate net income. The net amount of interest earned, after the interest rebate and the allocation to the Custodian, is included in the Statements of Operations as “Securities lending income, net.” The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period.

As of June 30, 2022, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan and Collateral Received

Fund	Values of Securities on Loan	Fund Collateral Received*
NERD	$5,149,914	$5,693,883
BETZ	11,264,865	12,285,163
METV	19,489,937	21,243,571
BYTE	23,573	24,181

*

The cash collateral received was invested in the First American Government Obligations Fund - Class X, a money market fund subject to Rule 2a-7 under the 1940 Act with an overnight and continuous maturity, as shown on the Schedules of Investments.

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

8.	PRINCIPAL RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

Roundhill ETFs

Notes to Financial Statements

June 30, 2022 (Unaudited) (Continued)

On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Funds.

A complete description of the principal risks is included in the Funds’ prospectuses under the heading “Principal Investment Risks.”

9.	SUBSEQUENT EVENTS

Effective September 23, 2022, NERD will change its name to the Roundhill Video Games ETF and change its index from the NERD Index to the Nasdaq CTA Global Video Games Software Index.

The Adviser filed a registration statement for the Roundhill Bitcoin Futures ETF (the “Bitcoin ETF”). The Bitcoin ETF is an actively-managed ETF that pursues its investment objective of capital appreciation by investing in bitcoin futures contracts. The Bitcoin ETF is expected to launch in 2022, after the date the financial statements were issued.

The Adviser also filed a registration statement for Roundhill TRAX Samsung Shares (the “Samsung ETF”) and Roundhill TRAX Saudi Aramco Shares (the “Saudi Aramco ETF”). The Samsung ETF is an actively-managed ETF that seeks investment results that match, before fees and expenses, the performance of Samsung Electronics Co Ltd. The Saudi Aramco ETF is an actively-managed ETF that seeks investment results that match, before fees and expenses, the performance of Saudi Arabian Oil Company. The ETFs are expected to launch in 2022, after the date the financial statements were issued.

Other than as disclosed, there were no other subsequent events requiring recognition or disclosure through the date the financial statements were issued.

Roundhill BITKRAFT Esports & Digital Entertainment ETF

Roundhill Sports Betting & iGaming ETF

Board Consideration and Approval of
Advisory and Sub-Advisory Agreements

(Unaudited)

At a meeting held on March 16-17, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of the continuation of the advisory agreement (the “Advisory Agreement”) between Roundhill Financial Inc. (the “Adviser”) and the Trust, on behalf of the Roundhill BITKRAFT Esports & Digital Entertainment ETF (the “NERD ETF”) and Roundhill Sports Betting and iGaming ETF (the “BETZ ETF”) (each, a “Fund” and together, the “Funds”), and a sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”) between the Adviser, the Trust, and Exchange Traded Concepts, LLC (the “Sub-Adviser”) with respect to the Funds.

Pursuant to Section 15 of the 1940 Act, the continuation of each of the Advisory Agreement and the Sub-Advisory Agreement after its initial two-year term must be approved annually by: (i) the vote of the Board or shareholders of a Fund and (ii) the vote of a majority of the Independent Trustees cast at a meeting called for the purpose of voting on such approval. As discussed in greater detail below, in preparation for the Meeting, the Board requested from and reviewed a wide variety of information provided by the Adviser and the Sub-Adviser.

In addition to the written materials provided to the Board in advance of the Meeting, at the Meeting representatives from the Adviser provided the Board with an overview of each Fund’s strategy, the services it provides to each Fund, and additional information about the Adviser’s personnel and operations. The Board considered the materials it received in advance of the Meeting, including a memorandum from legal counsel to the Trust regarding the responsibilities of the Trustees in considering the approval of the Agreements under the 1940 Act, the information conveyed during the Adviser’s oral presentation and information provided over the course of the prior year. The Board deliberated on the approval of the Agreements for an additional one-year period in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser and Sub-Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the advisory and sub-advisory arrangements and the Independent Trustees’ responsibilities relating thereto.

At the Meeting, the Board and the Independent Trustees evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services provided by the Adviser and Sub-Adviser to the Funds; (ii) each Fund’s expenses and performance; (iii) the cost of the services provided and profits to be realized by the Adviser and Sub-Adviser from the relationship with each Fund; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (v) the extent to which the advisory fee for each Fund reflects economies of scale shared with its respective Fund shareholders; (vi) any benefits derived by the Adviser and Sub-Adviser from the relationship with each Fund, including any fall-out benefits enjoyed by the Adviser and Sub-Adviser; and (vii) other factors the Board deemed relevant. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the advisory and sub-advisory arrangements and the renewal of the Agreements. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.

Approval of Continuation of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided under the Advisory Agreement, noting that the Adviser expected to continue to provide the same investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer (“CCO”). The Board also considered its previous experience with the Adviser and its provision of investment management services to the Funds, as well as other series of the Trust. The Board noted that it had received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Adviser.

Roundhill BITKRAFT Esports & Digital Entertainment ETF

Roundhill Sports Betting & iGaming ETF

Board Consideration and Approval of
Advisory and Sub-Advisory Agreements

(Unaudited) (Continued)

The Board also considered other services currently provided by the Adviser to the Funds, such as monitoring adherence to each Fund’s investment restrictions, overseeing the activities of the Sub-Adviser, monitoring compliance with various policies and procedures and with applicable securities regulations, and monitoring the extent to which each Fund achieved its investment objective as a passively managed fund. The Board further considered the oral information provided by the Adviser with respect to the impact of the COVID-19 pandemic on the Adviser’s operations.

Historical Performance. The Board noted that it had received information regarding each Fund’s performance for various time periods in the materials provided to the Board in advance of the Meeting and considered each Fund’s performance for the period ended December 31, 2021.

Roundhill BITKRAFT Esports & Digital Entertainment ETF. The Board noted that, for the most recent one-year period, the Fund significantly underperformed the Solactive GBS Developed Markets Large & Mid Cap Total Return Index (the “Benchmark”), before fees and expenses, but outperformed the Benchmark for the since inception period. The Board also noted that, for the most recent one-year period and since inception period, the Fund modestly underperformed its underlying index, the Roundhill BITKRAFT Esports Index (the “Underlying Index”), before fees and expenses. The Board further noted that, for the most recent one-year period, the Fund underperformed the median for its peer funds in the universe of Consumer Cyclical ETFs as reported by Morningstar (the “Category Peer Group”). The Board, however, noted that because the Category Peer Group included thematic funds with investment strategies that differ from that employed by the Fund, the Category Peer Group may not provide an apt performance comparison.

The Board also considered the Fund’s performance relative to certain funds identified by the Adviser as the Fund’s most similar peer funds (the “Selected Peer Group”). The Board noted the Fund underperformed the Selected Peer Group for the most recent one-year period.

Roundhill Sports Betting & iGaming ETF. The Board noted that, for the most recent one-year period, the Fund underperformed the Solactive GBS Developed Markets Large & Mid Cap Total Return Index (the “Benchmark”), before fees and expenses, and outperformed the Benchmark for the since inception period. The Board also noted that the Fund outperformed its underlying index, the Roundhill Sports Betting and iGaming Index (the “Underlying Index”), before fees and expenses, for the most recent one-year period and modestly outperformed the Underlying Index for the since inception period. The Board further noted that, for the most recent one-year period, the Fund underperformed the median for its peer funds in the universe of Consumer Cyclical ETFs as reported by Morningstar (the “Category Peer Group”). The Board, however, noted that because the Category Peer Group included thematic funds with investment strategies that differ from that employed by the Fund, the Category Peer Group may not allow for an apt performance comparison.

The Board also considered the Fund’s performance relative to a fund identified by the Adviser as the Fund’s most similar peer fund (the “Selected Peer Fund”). The Board noted the Fund underperformed the Selected Peer Fund for the most recent one-year period.

Cost of Services Provided and Profitability. The Board reviewed the expense ratio for each Fund and compared each Fund’s expense ratio to its respective Category Peer Group and Selected Peer Fund or Group.

With respect to each Fund, the Board took into consideration that the Adviser charges a “unitary fee,” meaning each Fund pays no expenses except for the advisory fee paid to the Adviser pursuant to the Advisory Agreement and certain expenses excluded from the unitary fee arrangement, including interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board noted that the Adviser continues to be responsible for compensating each Fund’s other service providers and paying each Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with each Fund, taking into account analyses of the Adviser’s profitability with respect to each Fund.

Roundhill BITKRAFT Esports & Digital Entertainment ETF

Roundhill Sports Betting & iGaming ETF

Board Consideration and Approval of
Advisory and Sub-Advisory Agreements

(Unaudited) (Continued)

The Board noted each Fund’s expense ratio currently is equivalent to its unitary fee. The Board further noted that the NERD ETF’s expense ratio was equal to the median expense ratio of its Category Peer Group and within the range of expense ratios of the Selected Peer Group. With respect to the BETZ ETF’s expense ratio the Board noted that its expense ratio was higher than both the median expense ratio of its Category Peer Group and the expense ratio of its Selected Peer Fund. Following a more in-depth discussion of the BETZ ETF’s expense ratio and unitary fee, the Board determined that it was satisfied by the reasons for the Fund’s higher expenses, including, but not limited to, significant differences between the investment strategies, portfolio holdings, and asset size of the Fund and its Peer Group funds.

Economies of Scale. The Board noted that it is not yet evident that the Funds have reached the size at which they have begun to realize economies of scale, but acknowledged that breakpoints might be warranted if the Funds’ assets continue to grow. However, the Board further determined that, based on the amount and structure of each Fund’s unitary fee, any such economies of scale would be shared with each Fund’s respective shareholders. The Board stated it would monitor fees as each Fund grows and consider whether fee breakpoints may be warranted in the future.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the Advisory Agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its respective shareholders.

Approval of Continuation of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided to each Fund under the Sub-Advisory Agreement, noting that the Sub-Adviser expected to continue to provide the same investment management services to the Funds. The Board noted the responsibilities that the Sub-Adviser has as the Funds’ investment sub-adviser, including: responsibility for the management of the securities and other assets of each Fund, subject to the supervision and oversight of the Adviser; determining the assets to be purchased, retained or sold by the Funds; executing placement of orders and selection of brokers or dealers for such orders; general portfolio compliance with relevant law; responsibility for quarterly reporting to the Board; and implementation of Board directives as they relate to each Fund.

In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board considered past and current reports of the Trust’s CCO with respect to Sub-Adviser’s compliance program and noted that it had received a copy of the Sub-Adviser’s registration form on Form ADV, as well as the response of the Sub-Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Sub-Adviser. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations and its previous experience with the Sub-Adviser providing investment management services to the Funds, as well as other series of the Trust. The Board further considered information provided by the Sub-Adviser with respect to the impact of the COVID-19 pandemic on its operations.

Historical Performance. The Board noted that it had received information regarding each Fund’s performance for various time periods in the materials and considered each Fund’s performance for the period ended December 31, 2021.

Costs of Services Provided and Economies of Scale. The Board reviewed the sub-advisory fees paid by the Adviser to the Sub-Adviser for its services to each Fund. The Board considered that the fees paid to the Sub-Adviser are paid by the Adviser rather than the Funds, and noted that the fees reflect an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board also took into account analyses of the Sub-Adviser’s profitability with respect to each Fund.

Roundhill BITKRAFT Esports & Digital Entertainment ETF

Roundhill Sports Betting & iGaming ETF

Board Consideration and Approval of
Advisory and Sub-Advisory Agreements

(Unaudited) (Continued)

The Board noted that it is not yet evident that the Funds have reached the size at which they have begun to realize economies of scale, but acknowledged that breakpoints might be warranted if the Funds’ assets continue to grow. The Board further noted that because each Fund pays the Adviser a unitary fee, any benefits from breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than to each Fund’s shareholders. The Board stated it would monitor fees as each Fund grows and consider whether fee breakpoints might be warranted in the future.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the Sub-Advisory Agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of each Fund and its respective shareholders.

Roundhill Ball Metaverse ETF

Board Consideration and Approval of Advisory Agreement

(Unaudited)

At a special meeting held on February 4, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval an amendment to the advisory agreement (the “Agreement”) between Roundhill Financial Inc. (the “Adviser”) and the Trust, on behalf of the Roundhill Ball Metaverse ETF (the “Fund”), for the sole purpose of reducing the Fund’s advisory fee from 0.75% to 0.59% of the Fund’s average daily net assets.

Pursuant to Section 15 of the 1940 Act, the Agreement must be approved by: (i) the vote of the Board or shareholders of the Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. As discussed in greater detail below, in preparation for the Meeting, the Board requested from, and reviewed a wide variety of information provided by, the Adviser.

Prior to the Meeting, the Board reviewed written materials from the Adviser and during the Meeting, a representative from the Adviser orally presented additional information to assist the Board with its evaluation of the Agreement. Among other things, the representative from the Adviser provided an overview of its expense allocation methodology and financial resources. The Board discussed the materials it received, including memoranda from legal counsel to the Trust regarding the responsibilities of the Trustees in considering the approval of the Agreement under the 1940 Act and a certification from the Adviser that the reduced advisory fee would not result in any reduction in the nature and scope or quality of the services it provides to the Fund. The Board also considered the written materials it received in advance of the Meeting, information conveyed during the Adviser’s oral presentation, and information provided over the course of the prior year. The Board deliberated on the approval of the Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the advisory arrangement and the Independent Trustees’ responsibilities relating thereto.

At the Meeting, the Board and the Independent Trustees evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser to the Fund; (ii) Fund expenses and performance; (iii) the cost of the services to be provided and profits to be realized by the Adviser from its relationship with the Trust and the Fund; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the Fund grows and whether the overall advisory fee for the Fund would enable investors to share in the benefits of economies of scale; (vi) any benefits to be derived by the Adviser from the relationship with the Trust and the Fund, including any fall-out benefits enjoyed by the Adviser; and (vii) other factors the Board deemed relevant. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.

Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services provided under the Agreement, noting that the Adviser would continue to provide the same investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer. The Board also considered its previous experience with the Adviser providing investment management services to the Fund, as well as other series of the Trust. The Board noted that it had received responses of the Adviser to a series of questions which included, among other things, any material changes in the nature and quality of the advisory services provided to the Fund, and any material changes to the Adviser’s compliance program.

The Board also considered other services currently provided by the Adviser to the Fund, such as monitoring adherence to the Fund’s investment restrictions, overseeing the activities of the Fund’s investment sub-adviser, monitoring compliance with various policies and procedures and with applicable securities regulations, and monitoring the extent to which the Fund achieved its investment objective as a passively-managed fund.

Historical Performance. The Board noted that it had received information regarding the Fund’s performance as of January 31, 2022 as contained in the materials. The Board noted that, for the quarter end period, the Fund underperformed the median for funds in the universe of Technology ETFs as reported by Morningstar (the “Category Peer Group”). The Board also noted that the Category Peer Group may not be an appropriate comparison based on the Fund’s niche investment strategy.

Roundhill Ball Metaverse ETF

Board Consideration and Approval of Advisory Agreement

(Unaudited) (Continued)

The Board also considered the Fund’s performance relative to a fund identified by the Adviser as the Fund’s most similar peer fund (the “Selected Peer Fund”). The Board noted the Fund modestly underperformed the Selected Peer Fund for the quarter end period.

Cost of Services to be Provided and Profitability. The Board reviewed the expense ratio for the Fund and compared the Fund’s expense ratio to its Category Peer Group and Selected Peer Fund. The Board noted that the expense ratio for the Fund, which consists entirely of the “unified fee” described below, was higher than the median of its Category Peer Group. The Board also noted that the Fund’s expense ratio was lower than the expense ratio of the Selected Peer Fund.

The Board took into consideration that the Adviser charges a “unitary fee,” meaning the Fund pays no expenses except for the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments,, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board noted that the Adviser continued to be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Fund, taking into account analyses of the Adviser’s profitability with respect to the Fund.

Economies of Scale. The Board expressed the view that the Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board noted, however, that any economies would, to some degree, be shared with the Fund shareholders through the Fund’s unitary fee structure. In the event there were to be significant asset growth in the Fund, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

Conclusion. No single factor was determinative of the Board’s decision to approve the Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Agreement, including the compensation payable under the Agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Agreement was in the best interests of the Fund and its shareholders.

Roundhill Cannabis ETF

Board Consideration and Approval of Advisory and Sub-Advisory Agreements

(Unaudited)

At a meeting held on September 22-23, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an investment advisory agreement (the “Advisory Agreement”) between Roundhill Financial Inc. (the “Adviser”) and the Trust, on behalf of Roundhill Cannabis ETF (the “Fund”), and an investment sub-advisory agreement (the “Sub-Advisory Agreement”) (together, the “Agreements”) among the Adviser, the Trust, on behalf of the Fund, and Exchange Traded Concepts, LLC (the “Sub-Adviser”) with respect to the Fund.

Pursuant to Section 15 of the 1940 Act and related exemptive relief, the Agreements must be approved by: (i) the vote of the Trustees or a vote of the shareholders of the Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and the Adviser and Sub-Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of an investment advisory agreement.

Consistent with those responsibilities, prior to the Meeting, the Board reviewed written materials from the Adviser and Sub-Adviser and, during the Meeting, representatives from the Adviser and Sub-Adviser presented additional oral and written information to assist the Board with its evaluation of the Agreements. Among other things, representatives from the Adviser and Sub-Adviser provided an overview of their advisory businesses, including information on investment personnel, financial resources, experience, investment processes, and compliance program. The representatives discussed the services to be provided by the Adviser and Sub-Adviser, as well as the rationale for launching the Fund, the Fund’s proposed fees, and the operational aspects of the Fund. During the Meeting, the Board discussed the materials it received, including memoranda from legal counsel to the Trust on the responsibilities of the Trustees in considering the approval of the Agreements under the 1940 Act, considered the written materials that it received before the Meeting and the oral presentations, and deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from the Adviser and Sub-Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the proposed advisory and sub-advisory arrangements and the Trustees’ responsibilities relating thereto. The consideration of the Agreements was conducted by both the full Board and the Independent Trustees, who also voted separately.

At the Meeting, the Board and the Independent Trustees evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser to the Fund; (ii) the Fund’s expenses and performance; (iii) the cost of the services to be provided and profits to be realized by each of the Adviser and Sub-Adviser from its relationship with the Trust and the Fund; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the Fund grows and whether the overall advisory fee for the Fund would enable investors to share in the benefits of economies of scale; (vi) any benefits to be derived by the Adviser or Sub-Adviser from the relationship with the Trust and the Fund, including any fall-out benefits enjoyed by the Adviser or Sub-Adviser; and (vii) other factors the Board deemed relevant. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing, among other things, furnishing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of related services such as portfolio management compliance services, and the preparation and filing of certain reports on behalf of the Trust. The Trustees reviewed the extensive responsibilities that the Adviser will have as investment adviser to the Fund, including the oversight of the activities and operations of the Sub-Adviser and other service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past and current reports from the Trust’s Chief Compliance Officer (“CCO”) regarding his review of the Adviser’s compliance program, as well as the Board’s experience with the Adviser as the investment adviser to

Roundhill Cannabis ETF

Board Consideration and Approval of Advisory and Sub-Advisory Agreements

(Unaudited) (Continued)

other series of the Trust. The Board noted that it had received a copy of the Adviser’s Form ADV, as well as the responses of the Adviser to a detailed series of questions that included, among other things, information about the Adviser’s decision making process, details about the Fund, and information about the services to be provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios, including certain other series of the Trust. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to the Fund by the Adviser.

Fund Expenses and Performance. Because the Fund had not yet commenced operations, the Board noted that there were no historical performance records to consider. The Board was presented with information about the Fund’s investment strategies and expected break-even expense analyses. The Board then reviewed the proposed expense ratio for the Fund and compared it to the universe of Miscellaneous ETFs focused on the cannabis industry as reported by Morningstar (collectively, the “Category Peer Group”). The Board noted that the proposed expense ratio for the Fund was higher than the median for the Category Peer Group, but was within the range of expense ratios for the Category Peer Group. Based on its review, the Board concluded that the investment advisory fee and expense ratios appeared to be competitive and are otherwise reasonable in light of the information provided.

Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory and sub-advisory fees, and the estimated profitability projected by the Adviser, including the methodology underlying such projection. The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b 1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers, including the Sub-Adviser, and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s anticipated profitability with respect to the Fund and the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the Fund had not yet commenced operations and consequently, the future size of the Fund and the Adviser’s future profitability were generally unpredictable.

Economies of Scale. The Board expressed the view that the Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board noted, however, that any economies would, to some degree, be shared with the Fund’s shareholders through the Fund’s unitary fee structure. In the event there were to be significant asset growth in the Fund, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

Conclusion. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement for an initial term of two years was in the best interests of the Fund and its shareholders.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to the Fund under the Sub-Advisory Agreement, noting that the Sub-Adviser would provide investment management services to the Fund. The Board noted the responsibilities that the Sub-Adviser would have as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of portfolio exposures and quarterly reporting to the Board; proxy voting with respect to securities held by the Fund; and implementation of Board directives as they relate to the Fund.

In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered past and current reports of the Trust’s CCO with respect to the Sub-Adviser’s compliance program and the Sub-Adviser’s experience providing investment management services to other ETFs, including certain other series of the Trust. The Trustees further

Roundhill Cannabis ETF

Board Consideration and Approval of Advisory and Sub-Advisory Agreements

(Unaudited) (Continued)

noted that they had received and reviewed the Materials with regard to the Sub-Adviser, including its Form ADV and its responses to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision making process, details about the Fund, and information about the services to be provided by the Sub-Adviser, and that they had reviewed additional detailed information about the Sub-Adviser at previous Board meetings. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Sub-Adviser, including those individuals responsible for portfolio management. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to the Fund by the Sub-Adviser.

Fund Expenses and Performance. Because the Fund had not yet commenced operations, the Board noted that there were no historical performance records to consider. The Board was presented with information about the Fund’s investment strategies and expected break-even expense analyses. The Board also reviewed information regarding the Fund’s proposed advisory and sub-advisory fees, including advisory fees and total expense ratios of those funds that might be considered peers of the Fund. Based on its review, the Board concluded that the Fund’s sub-advisory fee and expense ratio appeared to be competitive and are otherwise reasonable in light of the information provided.

Costs of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Sub-Adviser, the proposed advisory and sub-advisory fees, and the estimated profitability projected by the Adviser and Sub-Adviser, including the methodology underlying such projection. The Board considered the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser received from the Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined the sub-advisory fee reflected an appropriate allocation of the advisory fee paid to the Adviser given the work performed by each firm. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with the Fund, taking into account an analysis of the Sub-Adviser’s estimated profitability with respect to the Fund.

Economies of Scale. The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board determined that it would monitor fees as the Fund’s assets grow to determine whether economies of scale were being effectively shared with the Fund and its shareholders.

Conclusion. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement for an initial two-year term was in the best interests of the Fund and its shareholders.

Roundhill ETFs

Shareholder Expense Example

(Unaudited)

As a shareholder of a Fund you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (January 1, 2022 to June 30, 2022), except noted in the footnotes below.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratios	Expenses Paid During the Period
Roundhill BITKRAFT Esports & Digital Entertainment ETF
Actual	$ 1,000.00	$ 661.90	0.50%	$2.06(1)
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,022.32	0.50%	$2.51(1)
Roundhill Sports Betting & iGaming ETF
Actual	$ 1,000.00	$ 577.30	0.75%	$2.93(1)
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.08	0.75%	$3.76(1)
Roundhill Ball Metaverse ETF
Actual	$ 1,000.00	$ 529.70	0.61%	$2.31(1)
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.77	0.61%	$3.06(1)
Roundhill IO Digital Infrastructure ETF
Actual	$ 1,000.00	$ 818.50	0.75%	$3.38(1)
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.08	0.75%	$3.76(1)

Roundhill ETFs

Shareholder Expense Example

(Unaudited) (Continued)

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratios	Expenses Paid During the Period
Roundhill MEME ETF
Actual	$ 1,000.00	$ 445.80	0.69%	$2.47(1)
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.37	0.69%	$3.46(1)
Roundhill Cannabis ETF
Actual	$ 1,000.00(4)	$ 587.10	0.59%	$0.92(2)
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.87	0.59%	$2.96(1)(3)

(1)	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value during the period, multiplied by 181/365 days (to reflect the six-month period).

(2)

Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value during the period, multiplied by 72/365 days (to reflect the period since the Fund’s inception).

(3)	For comparative purposes only as the Fund was not in operation for the full six-month period.

(4)	The Fund commenced operations on April 20, 2022. The Beginning Account Value is representative of this commencement date.

Roundhill ETFs

Supplemental Information

(Unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Funds. Please read the prospectus carefully before investing. A copy of the prospectus for the Funds may be obtained without charge by writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, by calling 1-800-617-0004, or by visiting the Funds’ website at www.roundhillinvestments.com.

QUARTERLY PORTFOLIO HOLDING INFORMATION

Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-800-617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

PROXY VOTING INFORMATION

Each Fund is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Funds’ proxy voting record will be available without charge, upon request, by calling toll-free 1-800-617-0004 and on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at www.roundhillinvestments.com.

TAX INFORMATION

For the fiscal period ended December 31, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Roundhill BITKRAFT Esports & Digital Entertainment ETF	100.00%
Roundhill Sports Betting & iGaming ETF	0.00%
Roundhill Streaming Services & Technology ETF	0.00%
Roundhill Pro Sports, Media & Apparel ETF	0.00%
Roundhill Ball Metaverse ETF	0.00%
Roundhill IO Digital Infrastructure ETF	70.31%
Roundhill MEME ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended December 31, 2021 was as follows:

Roundhill BITKRAFT Esports & Digital Entertainment ETF	100.00%
Roundhill Sports Betting & iGaming ETF	0.00%
Roundhill Streaming Services & Technology ETF	0.00%
Roundhill Pro Sports, Media & Apparel ETF	0.00%
Roundhill Ball Metaverse ETF	0.00%
Roundhill IO Digital Infrastructure ETF	48.47%
Roundhill MEME ETF	0.00%

Roundhill ETFs

Supplemental Information

(Unaudited) (Continued)

For the fiscal period ended December 31, 2021, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the Funds was as follows:

Roundhill BITKRAFT Esports & Digital Entertainment ETF	0.00%
Roundhill Sports Betting & iGaming ETF	0.00%
Roundhill Streaming Services & Technology ETF	0.00%
Roundhill Pro Sports, Media & Apparel ETF	0.00%
Roundhill Ball Metaverse ETF	0.00%
Roundhill IO Digital Infrastructure ETF	19.84%
Roundhill MEME ETF	0.00%

For the fiscal period ended December 31, 2021, the Funds earned foreign source income and paid foreign taxes, which the Funds intend to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

	Foreign Source Income Earned	Foreign Taxes Paid
Roundhill BITKRAFT Esports & Digital Entertainment ETF	$465,029	$74,450

Roundhill ETFs

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series. At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2021. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

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Investment Adviser:

Roundhill Financial Inc.
154 W. 14th St., 2nd Floor
New York, NY 10011

Investment Sub-Adviser:

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Administrator, Fund Accountant & Transfer Agent:

U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202

Custodian:

U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

This information must be preceded or accompanied by a current prospectus for the Funds.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable for semi-annual reports.

(b) Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d 15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	9/7/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	9/7/2022

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	9/7/2022

*	Print the name and title of each signing officer under his or her signature.